Introduction, basis of presentation of the consolidated financial statements and other information (Details 2) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Effects On The Accounting Of Liabilities Arising From The Initial Adoption [Abstract]
Lease Contracts as of December 31, 2018	R$ 0
Operating lease contracts discounted by the incremental interest rate	2,203,382
(-) Short-term leases as expenses	(19,252)
(+)/(-) Adjustments as a result of a different treatment of the termination dates of the contract	281,620
Balance as of January 1, 2019	2,465,750
Liabilities recognized as of January 1, 2019 - Other financial liabilities	R$ 2,465,750